DIVIDENDS PAID AND PROPOSED	12 Months Ended
Dec. 31, 2018
DIVIDENDS PAID AND PROPOSED
DIVIDENDS PAID AND PROPOSED
DIVIDENDS PAID AND PROPOSED
Pursuant to Bermuda law, VEON is restricted from declaring or paying a dividend if there are reasonable grounds for believing that

(a)	VEON is, or would after the payment be, unable to pay its liabilities as they become due, or

(b)	the realizable value of VEON assets would, as a result of the dividend, be less than the aggregate of VEON liabilities.
Following table provides an overview of the dividends announced by VEON for years 2018 and 2017:

Description	Dividends declared	Payment date	Dividends, US$ cents per share

Final for 2018	February 25, 2019	Expected March 20, 2019	17
Interim for 2018	August 2, 2018	August 20, 2018	12

Final for 2017	February 22, 2018	March 13, 2018	17
Interim for 2017	August 3, 2017	September 6, 2017	11

The Company make appropriate tax withholdings of up to 15% when the dividends are being paid to the Company’s share depositary, The Bank of New York Mellon.
DIVIDENDS DECLARED TO NON-CONTROLLING INTERESTS
During the 2018 and 2017 years, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests.

Name of subsidiary	Dividend declared	Dividend paid	Paid or payable to non-controlling interests

Omnium Telecom Algeria S.p.A	June 21, 2018	August 29, 2018	76
TNS Plus LLP	April 19, 2018	August 29, 2018	2
Rascom CJSC	June 27, 2018	July 24, 2018	2
TNS Plus LLP	April 19, 2018	April 23, 2018	11

VIP Kazakhstan Holding AG	October 6, 2017	October 10, 2017	11
Omnium Telecom Algeria S.p.A	June 21, 2017	August 18, 2017	82
TNS Plus LLP	May 12, 2017	May 15, 2017	12
VIP Kyrgyzstan Holding AG	February 13, 2017	February 16, 2017	55
TNS Plus LLP	January 24, 2017	January 25, 2017	7

In 2018, PMCL, a subsidiary of the Company, declared dividends to its shareholders, of which US$11 (2017: US$54) was declared to the non-controlling interest holders of PMCL. Dividends declared to non-controlling interests reduces the principal amount of the put-option liability over non-controlling interest on the date of declaration. As of December 31, 2018, an amount of US$7 (2017: US$26) remained payable to non-controlling interests.